5. Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Intangible Assets Tables
Intangible Assets
	September 30	December 31
	2014	2013
Horizon software	$17,332	$17,599
ZTEsoft Telecom software	494	497
Contractual relationships	885	885
	18,711	18,981
Less accumulated amortization	(7,196)	(6,221)

Intangible assets, net	$11,515	$12,760

Intangible assets consist primarily of software development costs and customer relationships (in thousands)

	December 31
	2013	2012

Capitalized software development costs
Horizon software	$ 17,599	$ 16,085
ZTEsoft Telecom software	497	-
Customer relationships	885	885
	18,981	16,970
Less accumulated amortization	(6,221)	(4,641)

Intangible assets, net	$ 12,760	$12,329